Share capital and reserves - Schedule of Share Capital and Capital Reserve (Details) € in Millions	Dec. 31, 2020 $ / shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€)
Disclosure of classes of share capital [line items]
Total share capital and capital reserve		€ 1,647.5		€ 2,120.3
Listing and share transaction costs		(27.0)		(24.9)	€ (13.8)
Total net share capital and capital reserve		1,620.5		2,095.4
Ordinary shares
Disclosure of classes of share capital [line items]
Total share capital and capital reserve		1,636.9		2,109.7
Founder Preferred shares
Disclosure of classes of share capital [line items]
Total share capital and capital reserve		€ 10.6		€ 10.6
Issued Capital and Capital Reserve | Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares	$ 10.00		$ 10.00
Number of shares issued and fully paid (in shares) | shares		172,180,897		194,542,957
Issued Capital and Capital Reserve | Founder Preferred shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares	$ 10.00		$ 10.00
Number of shares issued and fully paid (in shares) | shares		1,500,000		1,500,000